Fair value measurements and the fair value option (Tables)	9 Months Ended
Mar. 31, 2023
Fair Value Disclosures [Abstract]
Schedule of Fair Value of Assets Measured on Recurring Basis	The following fair value hierarchy table presents information about the Company’s assets measured at fair value on a recurring basis:

	Fair value measurement at
	reporting date using
(in thousands)	(Level 1)	(Level 2)	(Level 3)
March 31, 2023
Assets:
Available for sale securities	$1,642	$—	$—
Liabilities:
Convertible notes	$—	$—	$11,423
June 30, 2022
Assets:
Available for sale securities	$2,744	$—	$—
Liabilities:
Convertible notes	$—	$—	$12,342

Schedule of Changes in the fair value resulting from changes in the instrument-specific credit risk	Changes in the fair value resulting from changes in the instrument-specific credit risk will be presented separately in other comprehensive income.

(in thousands)	March 31, 2023
Balance at July 1, 2022	$12,342
Change due to payment of principal and interest	$(2,965)
Change in credit risk	$(70)
Change in time to maturity, stock price and Risk-Free Rates	$1,898
FX Impact	$218
Balance at March 31, 2023	$11,423